Equity and Other Equity Items	12 Months Ended
Mar. 31, 2025
Equity [abstract]
Equity and Other Equity Items	Equity and Other Equity Items

	Thousands of Shares For the Year Ended March 31
	2024	2025
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,582,296	1,582,419
Exercise of stock options	123	12
Issuance of shares	—	8,519
As of the end of the year	1,582,419	1,590,950
The shares issued by the Company are ordinary shares with no par value that have no restrictions on any rights.
The number of treasury shares included in the above shares issued was 27,767 thousand shares, 13,405 thousand shares, and 17,300 thousand shares as of April 1, 2023, March 31, 2024, and 2025, respectively.
The number of treasury shares as of April 1, 2023, March 31, 2024 and 2025 includes 6,215 thousand shares, 5,888 thousand shares and 5,565 thousand shares, respectively, held by the Employee Stock Ownership Plan (“ESOP”) Trust and the Board Incentive Plan (“BIP”) Trust. During the year ended March 31, 2024, the ESOP and BIP Trust acquired 520 thousand shares and sold 847 thousand shares. During the year ended March 31, 2025, the ESOP and BIP Trust acquired 460 thousand shares and sold 783 thousand shares.
During the year ended March 31, 2024, the Company conducted the disposal of 13,958 thousand treasury shares under Long-Term Incentive Plan (“LTIP”) for the Company Group employees overseas. The disposal of treasury shares resulted in a decrease in treasury shares of JPY 47,614 million.
During the year ended March 31, 2025, the Company issued 8,519 thousand shares of common stock and conducted the disposal of 7,327 thousand treasury shares under LTIP for the Company Group employees overseas. The issuance of these shares resulted in an increase in share capital of JPY 18,064 million and share premium of JPY 18,064 million and the disposal of treasury shares resulted in a decrease in treasury shares of JPY 24,999 million.
The shares of the Company’s common stock and treasury shares were converted into the Company’s American Depositary Shares (“ADSs”) and settled with employees.
During the year ended March 31, 2025, Takeda acquired a total of 11,544 thousand shares of its common stock for JPY 49,978 million in accordance with the resolution on the acquisition of its own shares at the Board of Directors Meeting held on January 30, 2025. Combined with its own shares acquired in April 2025, Takeda acquired a total of 23,367 thousand shares of its common stock for JPY 99,956 million, and the acquisition in accordance with the resolution was completed in the same month.

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2022, to March 31, 2023
Q1 2022	¥140,365	¥90.00	March 31, 2022	June 30, 2022
Q3 2022	140,474	90.00	September 30, 2022	December 1, 2022
April 1, 2023, to March 31, 2024
Q1 2023	140,475	90.00	March 31, 2023	June 29, 2023
Q3 2023	148,037	94.00	September 30, 2023	December 1, 2023
April 1, 2024, to March 31, 2025
Q1 2024	148,041	94.00	March 31, 2024	June 27, 2024
Q3 2024	155,893	98.00	September 30, 2024	December 2, 2024
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2025, to March 31, 2026
Q1 2025	154,763	¥98.00	March 31, 2025	June 26, 2025